N-2	Jun. 21, 2023
Cover [Abstract]
Entity Central Index Key	0001429260
Amendment Flag	false
Securities Act File Number	001-35366
Document Type	8-K
Entity Registrant Name	Fortress Biotech, Inc.
Entity Address, Address Line One	1111 Kane Concourse
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Bay Harbor Islands
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33154
City Area Code	781
Local Phone Number	652-4500
Entity Emerging Growth Company	false